PARENT COMPANY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2020
Parent Company Financial Information [Abstract]
PARENT COMPANY FINANCIAL INFORMATION

NOTE 38 - PARENT COMPANY FINANCIAL INFORMATION

In accordance with the requirements of SEC Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information for the financial position, changes in financial position and results of operations and cash flows of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. Due to chapter 11 procedures some subsidiaries are restricted to transfer dividends to the Parent Company.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements and include the investment in subdiaries accounted for the equity method.

ASSETS

	As of	As of
	December 31,	December 31,
	2020	2019
	ThUS$	ThUS$
Cash and cash equivalents
Cash and cash equivalents	1,295,042	538,200
Other financial assets	32,407	82,041
Other non-financial assets	82,318	126,765
Trade and other accounts receivable	282,896	442,046
Accounts receivable from related entities	412,370	214,693
Inventories	168,686	162,826
Current tax assets	2,545	5,182

Total current assets other than non-current assets (or disposal groups) classified as held for sale or as held for distribution to owners	2,276,264	1,571,753

Non-current assets (or disposal groups) classified as held for sale or as held for distribution to owners	300,367	489,719

Total current assets	2,576,631	2,061,472

Non-current assets
Other financial assets	27,658	35,675
Investments accounted for using the equity method	9,006,797	9,801,639
Other non-financial assets	13,356	33,104
Accounts receivable	2,975	2,313
Accounts receivable from related entities	38,300	56,823
Intangible assets other than goodwill	167,893	222,260
Goodwill	-	38,992
Property, plant and equipment	8,683,419	10,756,213
Deferred tax assets	553,122	-
Total non-current assets	18,493,520	20,947,019

Total assets	21,070,151	23,008,491

LIABILITIES AND EQUITY

	As of	As of
	December 31,	December 31,
LIABILITIES	2020	2019
	ThUS$	ThUS$
Current liabilities
Other financial liabilities	2,347,033	1,576,602
Trade and other accounts payables	1,013,399	712,790
Accounts payable to related entities	1,481,281	1,261,916
Other provisions	32	30
Other non-financial liabilities	1,411,582	1,860,979
Total current liabilities other than non-current liabilities (or disposal groups) classified as held for sale	6,253,327	5,412,317

Total current liabilities	6,253,327	5,412,317

Non-current liabilities
Other financial liabilities	5,631,916	6,286,583
Accounts payable	416,034	347,529
Accounts payable to related entities	574,202	177,779
Other provisions	9,892,007	6,539,683
Deferred tax liabilities	-	211,095
Employee benefits	47,915	61,793
Other non-financial liabilities	697,135	842,535
Total non-current liabilities	17,259,209	14,466,997
Total liabilities	23,512,536	19,879,314

EQUITY
Share capital	3,146,265	3,146,265
Retained earnings/(losses)	(4,193,615)	352,272
Treasury Shares	(178)	(178)
Other reserves	(1,388,185)	(367,577)
Parent’s ownership interest	(2,435,713)	3,130,782
Non-controlling interest	(6,672)	(1,605)
Total equity	(2,442,385)	3,129,177
Total liabilities and equity	21,070,151	23,008,491

	For the year ended
	December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$

Revenue	1,272,077	2,958,270	3,107,993
Cost of sales	(2,099,716)	(2,860,173)	(2,687,140)
Gross margin	(827,639)	98,097	420,853
Other income	948,160	1,124,033	1,157,905
Distribution costs	(125,563)	(222,585)	(217,828)
Administrative expenses	(225,557)	(326,640)	(339,017)
Other expenses	(154,582)	(211,830)	(189,719)
Restructuring activities expenses	(837,673)	-	-
Other gains/(losses)	(98,790)	15,367	53,446

Income from operation activities	(1,321,644)	476,442	885,640

Financial income	11,812	23,262	10,906
Financial costs	(410,153)	(479,596)	(468,842)
Share of profit of investments accounted for using the equity method	(3,537,259)	88,429	(49,115)
Foreign exchange gains/(losses)	(66,004)	(76,122)	(78,566)
Result of indexation units	-	67	115

Income (loss) before taxes	(5,323,248)	32,482	300,138
Income tax expense / benefit	767,713	163,131	41,648

NET INCOME (LOSS) FOR THE YEAR	(4,555,535)	195,613	341,786

	For the year ended
	December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$

Cash flows from operating activities
Cash collection from operating activities
Proceeds from sales of goods and services	2,240,961	6,621,168	5,948,097
Other cash receipts from operating activities	52,192	122,637	89,513
Payments for operating activities
Payments to suppliers for goods and services	(1,713,223)	(4,491,682)	(4,325,619)
Payments to and on behalf of employees	(298,370)	(466,212)	(437,946)
Other payments for operating activities	(27,757)	(67,056)	(55,511)
Interest received	-	5,127	(1,454)
Income taxes (paid)	(2,764)	-	-
Other cash inflows (outflows)	61,532	302,246	75,403

Net cash flows from operating activities	312,571	2,026,228	1,292,483

Cash flows from investing activities
Cash flows from losses of control of subsidiaries or other businesses	-	-	39,108
Cash flows used to obtain control of subsidiaries or other businesses	(349,125)	-	(199,701)
Other cash receipts from sales of equity or debt instruments of other entities	30,439	172,122	242,253
Other payments to acquire equity or debt instruments of other entities	(27,199)	(172,295)	(250,968)
Loans to related entities	-	-	(48,125)
Amounts raised from sale of property, plant and equipment	75,566	42,600	112,255
Purchases of property, plant and equipment	(163,022)	(578,498)	(545,885)
Purchases of intangible assets	(70,363)	(66,018)	(60,508)
Interest received	3,235	12,757	6,200

Net cash flow (used in) investing activities	(500,469)	(589,332)	(705,371)

Cash flows from financing activities
Payments for changes in ownership interests in subsidiaries that do not result in loss of control	(3,225)	-	-
Amounts raised from long-term loans	1,361,807	370,139	769,055
Amounts raised from short-term loans	296,267	93,000	293,000
Loans from Related Entities	373,125	-	-
Loans repayments	(749,258)	(1,632,577)	(913,490)
Payments of lease liabilities	(90,335)	-	(545,824)
Dividends paid	-	(54,580)	(46,591)
Interest paid	(135,859)	(283,612)	(287,730)
Other cash inflows (outflows)	(107,782)	(58,704)	44,053

Net cash flows (used in) financing activities	944,740	(1,566,334)	(687,527)
Net increase in cash and cash equivalents before effect of exchanges rate change	756,842	(129,438)	(100,415)
Effects of variation in the exchange rate on cash and cash equivalents	-	5,183	-
Net increase (decrease) in cash and cash equivalents	756,842	(124,255)	(100,415)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF YEAR	538,200	662,455	762,870

CASH AND CASH EQUIVALENTS AT THE END OF YEAR	1,295,042	538,200	662,455